UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION
13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2023 to December 31, 2023.

Commission File Number of issuing entity:	333-265964

Central Index Key Number of issuing entity:	0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor:	333-265964-01

Central Index Key Number of depositor:	0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the
person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street
Stop Code 3201
Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class

Series 2023-1 Class A	☐	☐	☒
Series 2023-2 Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibit 99.1 and Exhibit 99.2 with respect to the Series 2023-1 Notes and the Series 2023-2 Notes, respectively.

Account Deliquency Experience

Trust Portfolio

	Month Ended December 31, 2023		Month Ended November 30, 2023		Month Ended October 31, 2023		Month Ended September 30, 2023
		Percentage of		Percentage of		Percentage of		Percentage of
		Total Active		Total Active		Total Active		Total Active
	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding
Total Active Accounts *	1,067,168	100.00%	644,404	100.00%	639,079	100.00%	640,831	100.00%
Accounts Delinquent
30 to 59 days	1,987	0.19%	1,536	0.24%	1,456	0.23%	1,389	0.22%
60 to 89 days	1,028	0.10%	984	0.15%	910	0.14%	879	0.14%
90 to 119 days	829	0.08%	755	0.12%	739	0.12%	772	0.12%
120 to 149 days	653	0.06%	637	0.10%	685	0.11%	631	0.10%
150 or More Days	572	0.05%	633	0.10%	573	0.09%	547	0.09%
Total	5,069	0.47%	4,545	0.71%	4,363	0.68%	4,218	0.66%

* Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience

Trust Portfolio

	Month Ended	Month Ended	Month Ended	Month Ended
	December 31, 2023	November 30, 2023	October 31, 2023	September 30, 2023
Average Receivables Outstanding	$3,061,803,961	$2,130,621,930	$2,153,120,595	$2,201,393,624
Total Gross Charge-Offs	$6,207,691	$6,332,029	$6,084,268	$5,325,682

Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	2.43%	3.57%	3.39%	2.90%

Recoveries	$1,200,538	$1,327,369	$1,782,907	$1,238,957

Net Charge-Offs	$5,007,153	$5,004,660	$4,301,361	$4,086,725

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	1.96%	2.82%	2.40%	2.23%
Accounts Experiencing a Loss	1,745	1,534	1,503	1,362
Accounts Experiencing a Recovery	2,634	2,735	2,789	2,627
Average Net Loss of Accounts with a Loss	$2,869	$3,262	$2,862	$3,001

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from December  1, 2023 to December 31, 2023.

The depositor filed its most recent Form ABS-15G on January 26, 2021. The CIK number of the depositor is 0001171040. The depositor filed a Form 15 on December 17, 2021 to suspend its duty to file reports pursuant to Rule 15d-22(b) since there were no asset-backed securities of any class that were sold in a registered transaction still outstanding.

PART II —OTHER INFORMATION

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller's Interest

First National Master Note Trust

Month Ended
December 31, 2023
Aggregate principal receivables	$3,134,882,946
Outstanding principal balance of all Series of Notes Outstanding	$(1,089,747,000)
Aggregate amount on deposit in the Excess Funding Account	$-
Seller's interest	$2,045,135,946

Aggregate unpaid principal balance of all Series of Notes Outstanding not held by FNBO	$850,000,000

Aggregate amount on deposit in the Principal Accumulation accounts for all Series of Notes not held by FNBO	$-

Adjusted Outstanding Investor ABS Interests	$850,000,000

Seller's Interest as a percentage of the Adjusted Outstanding Investor ABS Interests	240.60%

Minimum Seller's Interest as a % of Adjusted Outstanding Investor ABS Interests as required by Regulation RR	5%

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2023-1 Noteholders

99.2	Monthly Report to Series 2023-2 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 8, 2024

By:	First National Funding Corporation, Managing Member

By	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President